VESSELS UNDER CAPITAL LEASES, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Schedule of Capital Leased Assets [Table Text Block]

(in thousands of $)	2014	2013
Cost	168,577	168,492
Accumulated depreciation	(46,324)	(40,799)
Net book value	122,253	127,693